Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Accounts receivable, net
12.	Accounts receivable, net

(In thousands)	December 31, 2024	December 31, 2025
Accounts receivable	12,502	9,032
Less: Allowance for credit losses	(4,622)	(4,596)
Accounts receivable, net	7,880	4,436

The following table presents movement in the allowance for credit losses:

(In thousands)	December 31, 2023	December 31, 2024	December 31, 2025
Balance at beginning of the year	4,519	4,201	4,622
Additions	668	967	613
Reversal	(806)	(534)	(394)
Written off	(142)	—	(278)
Exchange difference	(38)	(12)	33
Balance at end of the year	4,201	4,622	4,596